Taxes (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Taxes

12. INCOME TAXES

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local	$(142,419)	$(14,724)
- Foreign - Labuan	(55,587)	59,674
- Foreign - Hong Kong	(33,744)	19,300
Income (Loss) before income tax	$(231,750)	$64,250

The benefit for income taxes consisted of the following:

For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Current:
- Local	$-	$-
- Foreign	-	(6,965)

Deferred:
- Local	-	-
- Foreign	-	-

Benefit for income taxes	$-	$(6,965)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation was incorporated in the State of Nevada and is subject to the tax laws of the United States of America. As of March 31, 2020, the operations in the United States of America incurred approximately $349,000 of cumulative net operating losses which can be carried forward to offset future taxable income. Approximately $10,000 and $24,000 of the net operating loss carry forwards will expire in 2027and 2028, respectively, if unutilized. The remaining balance can be carried forward indefinitely. The deferred tax valuation allowance as of March 31, 2020 and December 31, 2019 were approximately $73,000 and $43,000, respectively.

Labuan

Under the current laws of the Labuan, Agape ATP Corporation is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit. Due to Agape ATP Corporation is a holding company, it did not generate any income nor incurred any income tax. In addition, its related expenses incurred cannot be carried forward to offset any future operation income.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
U.S. statutory rate	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(10.8)%
Effective tax rate	0.0%	(10.8)%

(1) This was related to disallowed expenditure incurred in the ordinary course of business.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of March 31, 2020	As of December 31, 2019
	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$73,318	$43,410
Less: valuation allowance	(73,318)	(43,410)
Deferred tax assets	$-	$-

11. INCOME TAXES

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
Tax jurisdictions from:
- Local	$(279,476)	$(33,977)	$(76,309)	$(261,918)
- Foreign - Labuan	(4,174)	(45,576)	(2,777)	134,806
- Foreign – Hong Kong	(55,281)	(55,928)	(440,556)	2,172
Loss before income tax	$(338,931)	$(135,481)	$(519,642)	$(124,940)

The provision for income taxes consisted of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
(Unaudited)
Current:
- Local	$-	$-	$-	$-
- Foreign	-	6,965	-	5,334

Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-

Income tax expense	$-	$6.965	$-	$5,334

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2019, June 30, 2019 and December 31, 2018, the operations in the United States of America incurred $717,901, $438,426, and $395,095 (unaudited), respectively, of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2037 and ending in 2039, if unutilized. The tax valuation allowance as of December 31, 2019, June 30, 2019 and December 31, 2018 are $150,759, $92,069 and $82,970 (unaudited), respectively.

Labuan

Under the current laws of the Labuan, Agape ATP Corporation is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit. Due to Agape ATP Corporation is a holding company, it did not generate any income nor incurred any income tax. In addition, its related expenses incurred cannot be carried forward to offset any future operation income.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(5.1)%	0.0%	(4.3)%
Effective tax rate	0.0%	(5.1)%	0.0%	(4.3)%

(1) This was related to disallowed expenditure incurred in the ordinary course of business.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$150,759	$92,069	$82,970
Less: valuation allowance	(150,759)	(92,069)	(82,970)
Deferred tax asset	$-	$-	$-

Superior Living SDN. BHD. [Member]
Taxes

10 – Taxes

Income Tax

Agape Superior Living Sdn Bhd and Agape S.E.A. are governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) and RM 500,000 (or approximately $125,000) income for the three months ended March 31, 2020 and 2019, respectively, with the remaining balance being taxed at the 24% rate.

Tax savings amounted to $9,971 and $0 for the three months ended March 31, 2020 and 2019, respectively.

Significant components of the provision (benefit) for income taxes are as follows:

	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Current	$-	$-
Deferred	50,833	(57,232)
Provision (benefit) for income taxes	$50,833	$(57,232)

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of March 31,	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$196,494	$260,479
Deferred tax liabilities:
Deprecation	(24,244)	(25,682)
Deferred tax assets, net	$172,250	$234,797

As of March 31, 2020, the Company has a net operating loss (“NOL”) of approximately $0.9 million which may reduce future taxable income. The NOL will expire in 2026.

The following table contains the detail of prepaid taxes:

	March 31, 2020	December 31, 2019

Prepaid income taxes	$1,198,475	$1,173,122
Prepaid GST taxes	8,346	8,841
Total	$1,206,821	$1,181,963

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2020 and December 31, 2019, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incurred interest and penalties tax for the three months ended March 31, 2020 and 2019.

10 -	TAXES

Income Tax

Agape Superior Living Sdn Bhd and Agape S.E.A. are governed by the income tax laws of the Malaysia and the income tax provision in respect to operations in the Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of the Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less and that are not part of a group containing a company exceeding this capitalization threshold) is 17% and 18% for the first RM 500,000 (or approximately $125,000) income for the years ended December 31, 2019 and 2018, respectively, with the remaining balance being taxed at the 24% rate.

Tax savings amounted to $0 and $7,443 for the years ended December 31, 2019 and 2018, respectively.

Significant components of the provision (benefit) for income taxes are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Current	$(61,402)	$580,734
Deferred	(250,822)	16,814
Provision (benefit) for income taxes	$(312,224)	$597,548

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Statutory rate	24.0%	24.0%
Preferential tax rate reduction	(0.8)%	(0.3)%
Permanent difference	(0.4)%	(0.5)%
Effective tax rate	22.8%	23.2%

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of	As of
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$260,479	$-
Deferred tax liabilities:
Deprecation	(25,682)	(18,901)
Deferred tax assets (liabilities), net	$234,797	$(18,901)

As of December 31, 2019, the company has a net operating loss (“NOL”) of approximately $1.1 million which may reduce future taxable income. The NOL will expire in 2026.

The following table contains the detail of prepaid taxes:

	December 31, 2019	December 31, 2018

Prepaid income taxes	$1,173,122	$158,002
Prepaid GST taxes	8,841	30,196
Total	$1,181,963	$188,198

Uncertain Tax Positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2018, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incurred interest and penalties tax for the years ended December 31, 2019 and 2018.